Morgan, Lewis & Bockius LLP

One Federal Street

Boston, Massachusetts 02110

October 2, 2019

VIA EDGAR

Securities and Exchange Commission

Division of Investment Management

100 F Street, NE

Washington, D.C. 20549

Re:	Pioneer Series Trust XIV

(File Nos. 333-71813 and 811-09223)

CIK No. 0001077452

Ladies and Gentlemen:

On behalf of Pioneer Series Trust XIV (the “Trust”), a Delaware statutory trust, and pursuant to Rule 497(e) under the Securities Act of 1933, as amended (the “1933 Act”), we are filing today via EDGAR an exhibit containing interactive data format risk/return summary information that relates to the risk/return summary information contained in the form of Prospectus for Pioneer Emerging Markets Equity Fund, a series of the Trust, that was filed under Rule 497(e) on September 24, 2019 (SEC accession number 0001077452-19-000017).

If you have any questions relating to the filing, please contact me at (617) 422-4388.

Sincerely,

/s/ Jeremy B. Kantrowitz

Jeremy B. Kantrowitz

cc:	Christopher J. Kelley, Esq.

Toby R. Serkin, Esq.